Supplement dated October 21, 2026, to the Statutory Prospectus, Updating Summary Prospectus, and Initial Summary Prospectus dated May 1, 2026 for the following variable annuity contracts:

Issued by Pacific Life Insurance Company	Issued by Pacific Life & Annuity Company
Pacific Destinations B Pacific Destinations O-Series Pacific Destinations Pacific Odyssey (Offered on and after October 1, 2013) Pacific Quest Pacific Value Edge	Pacific Choice Variable Annuity Pacific Destinations B Pacific Destinations O-Series Pacific Destinations Pacific Odyssey Advantage Pacific Quest Pacific Value Edge

The purpose of this supplement is to announce various underlying fund changes. This supplement must be preceded or accompanied by the Updating Summary Prospectus, the Statutory Prospectus, or the Initial Summary Prospectus, as applicable, (collectively, the “Prospectus”) for your Contract, as supplemented. Capitalized terms used in this supplement are defined in your Prospectus unless otherwise defined herein. “We’’, “us’’, or “our” refer to Pacific Life Insurance Company or Pacific Life & Annuity Company, as applicable; “you” or “your” refer to the Contract Owner. You can obtain a copy of the current Prospectus by contacting us at (800) 722-4448 or (800) 748-6907 for New York Contracts, or online at http://www.PacificLife.com/Prospectuses. Please retain this supplement for future reference.

As of November 1, 2026, the underlying fund information related to the Current Expenses in the APPENDIX: FUNDS AVAILABLE UNDER THE POLICY section has been deleted and replaced with the following:

Fund; Advisor (Subadvisor)	Current Expenses
Invesco V.I. American Value Fund Series II; Invesco Advisers, Inc.	1.01%[1]
Pacific Select Fund Dividend Growth Portfolio Class I; Pacific Life Fund Advisors LLC (T. Rowe Price Associates, Inc.)	0.83%[1]
Pacific Select Fund International Small-Cap Portfolio Class I; Pacific Life Fund Advisors LLC (Wellington Management Company LLP)	1.11%[1]

1To help limit Fund expenses, Fund advisers have contractually agreed to reduce investment advisory fees and/or otherwise reimburse certain of their Funds which reflect temporary fee reductions. There can be no assurance that Fund expense waivers or reimbursements will be extended beyond their current terms as outlined in each Fund prospectus, and they may not cover certain expenses such as extraordinary expenses. See each Fund prospectus for complete information regarding these arrangements.

Effective November 1, 2026, the APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT is amended to reflect the following changes

●	The Subadvisor for the Pacific Select Fund International Small-Cap will change from FIAM LLC to Wellington Management Company LLP.

Form No. PLGENSUPP1026A

PLAGENSUPP1026A